Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other non-current liabilities
Seclude of other non-current liabilities

	As of December 31,
in 000€	2024	2023	2022
Provisions	863	1,430	1,611
Other	47	315	—
Total	910	1,745	1,611